Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash at bank and on hand	$ 55.5	$ 256.1	$ 9.5
Short-term deposits	98.2	9.3	9.1
Cash and cash equivalents at end of period	$ 153.7	$ 265.4	$ 18.6	$ 19.2